SHAREHOLDERS' EQUITY (Outstanding Warrants and Rights) (Details) (Warrant [Member], USD $)	12 Months Ended
Dec. 31, 2012
Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance date	Oct. 13, 2010
Outstanding	214,426
Exercisable	214,426
Exercise price	$ 10.69
Exercisable through	Oct. 13, 2013